Document and Entity Information	Jul. 23, 2021
Cover [Abstract]
Entity Registrant Name	SUPERIOR ENERGY SERVICES INC
Amendment Flag	false
Entity Central Index Key	0000886835
Document Type	8-K
Document Period End Date	Jul. 23, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34037
Entity Tax Identification Number	75-2379388
Entity Address, Address Line One	1001 Louisiana Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	654-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false